UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redwood Investments, LLC
Address: One Gateway center, Suite 802
         Newton, MA 02458

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven T. Flammey
Title:   CFO/Chief Compliance Officer
Phone:   (617) 467-3027

Signature, Place, and Date of Signing:


/S/ Steven T. Flammey           Newton, MA               02/06/2008
- -----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reprting for this Manager:
	NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:        101

Form 13F Information Table Value Total:     228,248
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100      216     3840 SH       SOLE                     3840
AIR METHODS CORP               COM              009128307     4000    80535 SH       SOLE                    30425             50110
AIR PRODUCTS & CHEMICAL INC    COM              009158106     2827    28665 SH       SOLE                    16945             11720
AIRGAS INC                     COM              009363102     5136    98555 SH       SOLE                    37215             61340
AMAZON.COM INC                 COM              023135106      937    10115 SH       SOLE                     6155              3960
AMERICAN PUBLIC EDUCATION      COM              02913v103     1144    27370 SH       SOLE                    10350             17020
ANADARKO PETROLEUM CORP        COM              032511107      402     6120 SH       SOLE                     6120
APPLE INC                      COM              037833100     4227    21338 SH       SOLE                    12508              8830
AT + T                         COM              00206R102     4015    96596 SH       SOLE                    56211             40385
BANK OF NEW YORK MELLON CORPOR COM              064058100     2270    46550 SH       SOLE                    25495             21055
BE AEROSPACE INC               COM              073302101     5451   103040 SH       SOLE                    41215             61825
BMC SOFTWARE INC               COM              055921100     1565    43925 SH       SOLE                    16660             27265
BOEING CO                      COM              097023105     2817    32210 SH       SOLE                    18760             13450
BRISTOL MYERS SQUIBB CO        COM              110122108     2652   100015 SH       SOLE                    55760             44255
BRUKER BIOSCIENCES CORP        COM              116794108     1366   102670 SH       SOLE                    38680             63990
CAMERON INTERNATIONAL CORPORAT COM              13342B105     1029    21370 SH       SOLE                    13040              8330
CAPELLA EDUCATION COMPANY      COM              139594105     3235    49415 SH       SOLE                    18655             30760
CBIZ INC                       COM              124805102     2290   233425 SH       SOLE                   102005            131420
CHATTEM INC                    COM              162456107     3802    50330 SH       SOLE                    19105             31225
CHEMED CORP                    COM              16359r103     3700    66215 SH       SOLE                    25050             41165
CHEVRONTEXACO CORP             COM              166764100     2627    28152 SH       SOLE                    16267             11885
CHUBB CORP                     COM              171232101     1703    31199 SH       SOLE                    17279             13920
CISCO SYSTEMS INC              COM              17275R102     3092   114224 SH       SOLE                    65374             48850
COACH INC                      COM              189754104      444    14515 SH       SOLE                     8780              5735
COGNIZANT TECHNOLOGY SOLUTIONS COM              192446102     1502    44265 SH       SOLE                    24380             19885
COLGATE-PALMOLIVE CO           COM              194162103      230     2954 SH       SOLE                     2954
COMSCORE                       COM              20564W105     3046    93353 SH       SOLE                    35267             58086
CONOCOPHILLIPS                 COM              20825C104     1591    18020 SH       SOLE                     9270              8750
CORE LABORATORIES NV F         COM              N22717107     6149    49305 SH       SOLE                    18615             30690
COVENTRY HEALTH CARE INC COM   COM              222862104      707    11940 SH       SOLE                     7270              4670
CROCS INC                      COM              227046109     3631    98655 SH       SOLE                    37685             60970
CVS/CAREMARK CORPORATION       COM              126650100     2861    71985 SH       SOLE                    41725             30260
DAWSON GEOPHYSICAL CO          COM              239359102     3590    50235 SH       SOLE                    18955             31280
DISNEY WALT CO                 COM              254687106     3197    99030 SH       SOLE                    55900             43130
DOLLAR FINANCIAL CORP          COM              256664103     3949   128670 SH       SOLE                    48660             80010
EMERGENCY MED SVCS CORP-A      COM              29100P102     3254   111140 SH       SOLE                    46394             64746
EQUINIX INC                    COM              29444u502     3367    33310 SH       SOLE                    12655             20655
EXPRESS SCRIPTS INC            COM              302182100     4568    62575 SH       SOLE                    35360             27215
EXXON MOBIL CORP               COM              30231G102     4058    43309 SH       SOLE                    33374              9935
FLIR SYSTEMS INC               COM              302445101     5285   168860 SH       SOLE                    63735            105125
FMC TECHNOLOGIES INC           COM              30249u101     4903    86475 SH       SOLE                    32680             53795
FPL GROUP INC                  COM              302571104     2439    35979 SH       SOLE                    20114             15865
GAMESTOP CORP CL A             COM              36467w109     3782    60895 SH       SOLE                    25005             35890
GENZYME CORP COM GEN DIV       COM              372917104      840    11285 SH       SOLE                     6875              4410
GFI GROUP INC COM              COM              361652209     5841    61020 SH       SOLE                    23690             37330
GILEAD SCIENCES INC            COM              375558103     3652    79380 SH       SOLE                    45140             34240
GOODRICH CORP                  COM              382388106      247     3500 SH       SOLE                     3000               500
GOOGLE INC CL A                COM              38259P508     3294     4763 SH       SOLE                     2773              1990
GRAFTECH INTERNATIONAL LTD     COM              384313102     2936   165390 SH       SOLE                    62390            103000
HEWLETT PACKARD CO             COM              428236103     4272    84622 SH       SOLE                    49537             35085
HOLOGIC INC                    COM              436440101     4826    70315 SH       SOLE                    26450             43865
INTUITIVE SURGICAL INC         COM              46120E602     5596    17325 SH       SOLE                     6535             10790
J CREW GROUP INC               COM              46612H402     3481    72205 SH       SOLE                    27280             44925
JACOBS ENGINEERING GROUP INC   COM              469814107     8023    83910 SH       SOLE                    37930             45980
JOHNSON & JOHNSON              COM              478160104      200     3000 SH       SOLE                     3000
JOHNSON CONTROLS INC           COM              478366107      238     6600 SH       SOLE                     6600
JPMORGAN CHASE & CO            COM              46625H100     2661    60966 SH       SOLE                    32331             28635
KROGER CO                      COM              501044101     1904    71290 SH       SOLE                    40815             30475
LAZARD LTD SHS A               COM              G54050102     3813    93730 SH       SOLE                    35610             58120
LOCKHEED MARTIN CORP           COM              539830109     1902    18065 SH       SOLE                    10150              7915
LULULEMON ATHLETICA INC-W/I    COM              550021109     1761    37175 SH       SOLE                    13945             23230
MANITOWOC INC COM              COM              563571108     4582    93835 SH       SOLE                    27515             66320
MASTERCARD INC                 COM              57636Q104     5343    24830 SH       SOLE                    14190             10640
MATRIX SERVICE CO              COM              576853105     2687   123155 SH       SOLE                    46140             77015
MCDERMOTT INTL INC             COM              580037109     3644    61730 SH       SOLE                    34495             27235
MCDONALDS CORP                 COM              580135101     2405    40830 SH       SOLE                    24905             15925
MEDTRONIC INC                  COM              585055106      399     7942 SH       SOLE                     7942
MELLANOX TECHNOLOGIES LTD      COM              M51363113     3288   180485 SH       SOLE                    68025            112460
MEMC ELECTRONIC MATERIALS INC  COM              552715104     3923    44335 SH       SOLE                    25535             18800
MERCK & CO INC                 COM              589331107     3102    53380 SH       SOLE                    30180             23200
MICROSOFT CORP                 COM              594918104     2616    73475 SH       SOLE                    39275             34200
MIDDLEBY CORP                  COM              596278101     4358    56875 SH       SOLE                    21715             35160
MONOLITHIC POWER SYS INC       COM              609839105     3541   164920 SH       SOLE                    62120            102800
NATIONAL OIL WELL VARCO        COM              637071101     4967    67616 SH       SOLE                    39296             28320
NEUTRAL TANDEM INC             COM              64128b108     2962   155756 SH       SOLE                    68005             87751
NOKIA CORP - SPON ADR          COM              654902204      809    21075 SH       SOLE                    12715              8360
NORDSTROM INC                  COM              655664100      893    24310 SH       SOLE                    12480             11830
NOVATEL WIRELESS               COM              66987M604     2270   140130 SH       SOLE                    52395             87735
NVIDIA CORP                    COM              67066G104      570    16750 SH       SOLE                    10205              6545
OMNICELL INC                   COM              68213N109      519    19255 SH       SOLE                    18465               790
ORACLE CORP                    COM              68389X105     3178   140730 SH       SOLE                    78880             61850
PEPSICO INC                    COM              713448108     3489    45962 SH       SOLE                    27137             18825
PRECISION CASTPARTS CORP       COM              740189105      886     6385 SH       SOLE                     3895              2490
PRICELINE.COM INC              COM              741503403     6445    56115 SH       SOLE                    23670             32445
RAYTHEON CO                    COM              755111507     2492    41055 SH       SOLE                    23530             17525
RF MICRO DEVICES INC           COM              749941100     3566   624515 SH       SOLE                   235810            388705
ROGERS COMM INC CL B           COM              775109200     3089    68264 SH       SOLE                    37175             31089
RONALD S. LAURA ENTERPRISES    COM              518585104        0    30500 SH       SOLE                    30500
SCHERING PLOUGH CORP           COM              806605101     2480    93085 SH       SOLE                    53060             40025
SHIRE PLC ADR                  COM              82481R106      489     7095 SH       SOLE                     3845              3250
SIRF TECHNOLOGY HOLDINGS INC   COM              82967H101     4710   187420 SH       SOLE                    70835            116585
SPARTAN STORES                 COM              846822104     1826    79925 SH       SOLE                    30295             49630
STATE STREET CORP              COM              857477103     3116    38380 SH       SOLE                    21335             17045
SUNPOWER CORP-CLASS A          COM              867652109     4113    31540 SH       SOLE                    11720             19820
TEREX CORP                     COM              880779103     1115    17000 SH       SOLE                    12565              4435
THERMO FISHER SCIENTIFIC       COM              883556102     3779    65525 SH       SOLE                    36730             28795
TRANSOCEAN INC                 COM              G90073100     2578    18010 SH       SOLE                     8765              9245
TRIUMPH GROUP                  COM              896818101      312     3785 SH       SOLE                                       3785
UNITEDHEALTH GROUP INC         COM              91324P102     2131    36620 SH       SOLE                    20975             15645
VCA ANTECH INC                 COM              918194101     4418    99890 SH       SOLE                    37910             61980
VOCUS INC                      COM              92858j108     2616    75760 SH       SOLE                    28660             47100